Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES	NOTE 8 – ACCRUED LIABILITIES Accrued liabilities consist of the following:
	December 31, 2016	December 31, 2015

Accrued expenses	$15,000	$15,000
Accrued salary	857	915
	$15,857	$15,915